Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 12,929	$ 24,203	$ 24,991
Marketable securities	39,745	36,832	62,263
Prepaid expenses and other current assets	263	628	432
Total current assets	52,937	61,663	87,686
Property and equipment and other assets, net	72	272	223
Total assets	53,009	61,935	87,909
Current liabilities:
Accounts payable	1,278	1,921	994
Accrued direct program expenses	87	2,646	1,555
Accrued restructuring charges	2,251
Accrued employee benefits	119	1,879	1,675
Accrued other liabilities	54	53	195
Total current liabilities	3,789	6,499	4,419
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	16	16	15
Additional paid-in capital	238,434	235,737	232,309
Accumulated other comprehensive income (loss)	(14)	(17)	3
Accumulated deficit	(189,216)	(180,300)	(148,837)
Total stockholders' equity	49,220	55,436	83,490
Total liabilities and stockholders' equity	$ 53,009	$ 61,935	$ 87,909